Significant Accounting Policies (Details Textual) - Dec. 31, 2018	₪ / shares	$ / shares
Significant Accounting Policies (Textual)
Translation exchange rate | ₪ / shares	₪ 3.748
USD [Member]
Significant Accounting Policies (Textual)
Translation exchange rate | $ / shares		$ 1.00